Foreign Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Foreign Operations [Abstract]
Foreign Operations

Note 20 — Foreign Operations

Prior to the Enterprise Apps Spin-off (see Note 1), the Company’s operations were located primarily in the United States, Canada, India, Germany, Ireland, and the United Kingdom. After the Enterprise Apps Spin-off (see Note 1), the Company’s operations are located primarily in the United States, India, Germany, Ireland, and the United Kingdom. Revenues by geographic area are attributed by country of domicile of our subsidiaries. The financial data by geographic area are as follows (in thousands):

	United States	Canada	India	Germany	United Kingdom	Ireland	Philippines	Eliminations	Total
For the Three Months Ended June 30, 2023:
Revenues by geographic area	$1,340	$—	$294	$763	$139	$4	$—	$(483)	$2,057
Operating (loss) income by geographic area	$(5,394)	$—	$16	$(1,092)	$(1)	$(186)	$—	$—	$(6,657)
Net (loss) income from continuing operations by geographic area	$(6,152)	$—	$19	$(1,009)	$(1)	$(186)	$—	$—	$(7,329)
For the Three Months Ended June 30, 2022:
Revenues by geographic area	$1,427	$—	$141	$1,023	$125	$2	$—	$(142)	$2,576
Operating (loss) income by geographic area	$(6,512)	$—	$45	$(2,690)	$46	$(263)	$—	$1	$(9,373)
Net (loss) income from continuing operations by geographic area	$(6,144)	$—	$45	$(2,639)	$46	$(263)	$—	$(10)	$(8,965)
For the Six Months ended June 30, 2023:
Revenues by geographic area	$3,255	$—	$793	$1,918	$229	$4	$—	$(1,038)	$5,161
Operating (loss) income by geographic area	$(12,756)	$—	$120	$(1,923)	$(5)	$(275)	$—	$—	$(14,839)
Net (loss) income from continuing operations by geographic area	$(17,685)	$—	$124	$(1,811)	$(5)	$(275)	$—	$1	$(19,651)
For the Six Months Ended June 30, 2022:
Revenues by geographic area	$2,970	$—	$267	$1,971	$243	$6	$—	$(232)	$5,225
Operating (loss) income by geographic area	$(14,181)	$—	$84	$(4,108)	$59	$(464)	$—	$(1)	$(18,611)
Net (loss) income from continuing operations by geographic area	$(15,415)	$—	$84	$(4,012)	$59	$(464)	$—	$—	$(19,748)
As of June 30, 2023:
Identifiable assets by geographic area	$51,794	$—	$712	$20,056	$362	$86	$—	$(42,565)	$30,445
Long lived assets by geographic area	$2,294	$—	$23	$2,810	$—	$2	$—	$—	$5,129
As of December 31, 2022:
Identifiable assets by geographic area	$133,382	$5,484	$682	$19,599	$277	$19	$415	$(102,223)	$57,635
Long lived assets by geographic area	$2,538	$—	$3	$3,308	$1	$4	$—	$—	$5,854

Note 27 — Foreign Operations

The Company’s operations are located primarily in the United States, Canada, India, Germany, Philippines and the United Kingdom. Revenues by geographic area are attributed by country of domicile of our subsidiaries. The financial data by geographic area are as follows (in thousands):

	United States	Canada	India	Germany	United Kingdom	Ireland	Philippines	Eliminations	Total	Less Discontinued Operations	Total, Continuing Operations
For the Year Ended December 31, 2022:
Revenues by geographic area	$13,458	$2,061	$1,830	$4,583	$406	$6	165	$(3,091)	$19,418	(8,470)	$10,948
Operating income (loss) by geographic area	$(42,852)	$(7,177)	$208	$(6,121)	$17	$(673)	(99)	$(3)	$(56,700)	27,894	$(28,806)
Net income (loss) by geographic area	$(51,936)	$(7,770)	$138	$(5,982)	$20	$(673)	(101)	$—	$(66,304)	28,075	$(38,229)

For the Year Ended December 31, 2021:
Revenues by geographic area	$10,990	$2,638	$1,626	$3,593	$392	$7	—	$(3,251)	$15,995	(6,368)	$9,627
Operating income (loss) by geographic area	$(60,450)	$(6,451)	$146	$(5,629)	$(2)	$(346)	—	$(11)	$(72,743)	42,922	$(29,821)
Net income (loss) by geographic area	$(57,516)	$(6,882)	$124	$(5,505)	$(5)	$(346)	—	$—	$(70,130)	37,720	$(32,410)

As of December 31, 2022:
Identifiable assets by geographic area	$133,382	$5,484	$682	$19,599	$277	$19	415	$(102,223)	$57,635	—	$57,635
Long lived assets by geographic area	$18,097	$4,788	$101	$3,308	$1	$4	214	$—	$26,513	(20,659)	$5,854
Goodwill by geographic area	$—	$—	$—	$—	$—	$—	—	$—	$—	—	$—

As of December 31, 2021:
Identifiable assets by geographic area	$216,338	$7,191	$675	$20,238	$283	$69	—	$(88,121)	$156,673	—	$156,673
Long lived assets by geographic area	$27,773	$5,864	$181	$4,624	$2	$4	—	$—	$38,448	(25,070)	$13,378
Goodwill by geographic area	$5,915	$480	$—	$1,278	$—	$—	—	$—	$7,673	(5,546)	$2,127